Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R) kg t	Jun. 30, 2018 ZAR (R) kg t	Jun. 30, 2017 ZAR (R) kg t
Disclosure of operating segments [line items]
Revenue	R 26,912	R 20,452	R 19,494
Production costs	20,324	15,084	15,042
Production profit/(loss)	6,588	5,368	4,452
Assets	36,736	39,521	38,883
Capital expenditure	R 4,687	R 4,280	R 3,686
Kilograms produced | kg	44,734	38,193	33,836
Tonnes milled | t	25,976	22,441	19,401
Operating segments
Disclosure of operating segments [line items]
Revenue	R 26,146	R 20,358	R 19,264
Production costs	19,558	15,002	14,812
Production profit/(loss)	6,588	5,356	4,452
Mining assets	21,145	24,066	21,704
Capital expenditure	R 4,687	R 4,280	R 3,686
Kilograms produced | kg	44,734	38,193	33,836
Tonnes milled | t	25,976	22,441	19,401
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 766	R 94	R 230
Production costs	766	82	230
Production profit/(loss)	0	12	0
Assets	15,591	15,455	17,179
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	22,555	19,949	17,764
Production costs	18,196	14,768	13,499
Production profit/(loss)	4,359	5,181	4,265
Mining assets	17,451	20,182	19,414
Capital expenditure	R 3,096	R 2,717	R 2,351
Kilograms produced | kg	38,512	35,331	30,871
Tonnes milled | t	22,090	19,942	16,512
South Africa | Operating segments | Tshepong
Disclosure of operating segments [line items]
Revenue	R 4,685	R 5,389	R 5,062
Production costs	3,973	3,799	3,671
Production profit/(loss)	712	1,590	1,391
Mining assets	6,297	8,078	8,466
Capital expenditure	R 1,130	R 1,008	R 717
Kilograms produced | kg	7,967	9,394	8,828
Tonnes milled | t	1,612	1,716	1,695
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 4,470	R 1,672	R 0
Production costs	3,101	952	0
Production profit/(loss)	1,369	720	0
Mining assets	3,634	3,670	0
Capital expenditure	R 559	R 173	R 0
Kilograms produced | kg	7,928	3,296	0
Tonnes milled | t	970	327	0
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 1,477	R 1,616	R 1,576
Production costs	994	896	871
Production profit/(loss)	483	720	705
Mining assets	562	659	745
Capital expenditure	R 61	R 64	R 77
Kilograms produced | kg	2,515	2,821	2,750
Tonnes milled | t	230	233	231
South Africa | Operating segments | Joel
Disclosure of operating segments [line items]
Revenue	R 957	R 954	R 1,309
Production costs	971	920	936
Production profit/(loss)	(14)	34	373
Mining assets	947	995	909
Capital expenditure	R 187	R 250	R 243
Kilograms produced | kg	1,567	1,635	2,246
Tonnes milled | t	429	454	514
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 1,931	R 1,958	R 1,553
Production costs	1,564	1,411	1,241
Production profit/(loss)	367	547	312
Mining assets	2,759	2,721	2,979
Capital expenditure	R 308	R 274	R 243
Kilograms produced | kg	3,273	3,429	2,673
Tonnes milled | t	730	696	641
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 1,585	R 1,630	R 1,506
Production costs	1,491	1,318	1,345
Production profit/(loss)	94	312	161
Mining assets	1,076	1,260	2,021
Capital expenditure	R 297	R 309	R 324
Kilograms produced | kg	2,653	2,854	2,669
Tonnes milled | t	588	680	745
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 2,975	R 2,483	R 2,575
Production costs	2,395	2,026	2,080
Production profit/(loss)	580	457	495
Mining assets	1,300	2,151	2,846
Capital expenditure	R 316	R 289	R 289
Kilograms produced | kg	4,989	4,429	4,394
Tonnes milled | t	742	670	607
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 1,359	R 1,505	R 1,452
Production costs	1,205	1,154	1,113
Production profit/(loss)	154	351	339
Mining assets	106	57	433
Capital expenditure	R 109	R 129	R 119
Kilograms produced | kg	2,309	2,623	2,538
Tonnes milled | t	602	647	640
South Africa | Operating segments | Unisel
Disclosure of operating segments [line items]
Revenue	R 713	R 733	R 915
Production costs	564	771	838
Production profit/(loss)	149	(38)	77
Mining assets	46	38	529
Capital expenditure	R 45	R 85	R 78
Kilograms produced | kg	1,212	1,280	1,595
Tonnes milled | t	256	376	394
South Africa | Operating segments | All other segments
Disclosure of operating segments [line items]
Revenue	R 2,403	R 2,009	R 1,816
Production costs	1,938	1,521	1,404
Production profit/(loss)	465	488	412
Mining assets	724	553	486
Capital expenditure	R 84	R 136	R 261
Kilograms produced | kg	4,099	3,570	3,178
Tonnes milled | t	15,931	14,143	11,045
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 3,591	R 409	R 1,500
Production costs	1,362	234	1,313
Production profit/(loss)	2,229	175	187
Mining assets	3,694	3,884	2,290
Capital expenditure	R 1,591	R 1,563	R 1,335
Kilograms produced | kg	6,222	2,862	2,965
Tonnes milled | t	3,886	2,499	2,889
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 3,591	R 409	R 1,500
Production costs	1,362	234	1,313
Production profit/(loss)	2,229	175	187
Mining assets	3,694	3,884	2,290
Capital expenditure	R 1,591	R 1,563	R 1,335
Kilograms produced | kg	6,222	2,862	2,965
Tonnes milled | t	3,886	2,499	2,889